Summary of Significant Accounting Policies - Advertising and Promotional expenses (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Advertising and promotional costs	¥ 18,302,864	¥ 12,701,381	¥ 81,017,100	¥ 50,316,856	¥ 16,986,023